Intangible assets and goodwill - Goodwill and intangible assets with indefinite useful Life (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographic region
Goodwill	€ 14,017,255	€ 12,209,606
Intangible assets other than goodwill	1,426,330	681,331
Goodwill
Disclosure of geographic region
Goodwill	14,017,255	12,209,606
Intangible assets
Disclosure of geographic region
Intangible assets other than goodwill	1,426,330	681,331
Management contracts
Disclosure of geographic region
Intangible assets other than goodwill	3,225	3,134
Tradename
Disclosure of geographic region
Intangible assets other than goodwill	227,229	182,901
North America | Goodwill
Disclosure of geographic region
Goodwill	11,762,791	10,128,309
North America | Tradename
Disclosure of geographic region
Intangible assets other than goodwill	226,692	182,329
EMEA | Goodwill
Disclosure of geographic region
Goodwill	1,342,730	1,282,632
Asia Pacific | Goodwill
Disclosure of geographic region
Goodwill	716,665	662,097
Asia Pacific | Management contracts
Disclosure of geographic region
Intangible assets other than goodwill	3,225	3,134
Latin America | Goodwill
Disclosure of geographic region
Goodwill	195,069	136,568
Latin America | Tradename
Disclosure of geographic region
Intangible assets other than goodwill	€ 537	€ 572